Stock Options (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Summary of Changes in Stock Options

A continuity of the Company’s outstanding stock options for the six months ended June 30, 2023 and the year ended December 31, 2022 is presented below:

	Number of options	Weighted average exercise price
Outstanding, December 31, 2021	7,640,000	$0.12
Granted	7,210,000	0.27
Exercised	(3,345,000)	0.20
Expired	(5,000)	0.74
Outstanding, December 31, 2022	11,500,000	$0.19
Exercised	(1,050,000)	0.29
Outstanding, June 30, 2023	10,450,000	$0.18
Exercisable, June 30, 2023	9,295,000	$0.18

Schedule of Stock Options Outstanding and Exercisable

At June 30, 2023 the Company had the following outstanding stock options:

Outstanding	Exercise Price	Expiry Date	Vested
1,550,000	0.12	October 24, 2023	1,550,000
3,600,000	0.11	September 19, 2024	3,600,000
640,000	0.06	July 31, 2025	640,000
2,560,000	0.23	July 26, 2025	1,405,000
250,000	0.29	June 6, 2026	250,000
750,000	0.33	October 27, 2025	750,000
350,000	0.33	December 9, 2024	350,000
750,000	0.33	December 9, 2025	750,000
10,450,000			9,295,000